Warrants Liabilities - Additional Information (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2022	May 09, 2022
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right redemption threshold consecutive trading days	20 days
Term of warrants	5 years
Number of securities called by each warrant	1
Common Stock, Exercise price | $ / shares	$ 11.5
Class of warrants redemption price per unit	$ 0.01
Class of warrants or rights issued	11,500,000
Class of warrant or right redemption threshold consecutive days from date of closing of business combination	30 days
Class of warrant or right, date from which warrants or rights exercisable	Jun. 08, 2022
Class of warrants, Convertible, Stock Price Trigger	$ 18
Class of warrant or right redemption threshold trading days	30 days
Class of warrant or right threshold period for send notice of redemption	3 days
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Number of securities called by each warrant	1
Common Stock, Exercise price | $ / shares	$ 11.5	$ 11.5
Class of warrants or rights issued	14,250,000
Class of warrant or right redemption threshold consecutive days from date of closing of business combination	30 days
Class of warrant or right, date from which warrants or rights exercisable	Jun. 08, 2022